EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Summary of Basic and Diluted Earnings Per Share
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Basic:
Net income attributable to CNH Industrial	$637	$222	$1,308	$814
Weighted average common shares outstanding—basic	1,351	1,355	1,353	1,358
Basic earnings per share	$0.47	$0.16	$0.97	$0.60
Diluted:
Net income attributable to CNH Industrial	$637	$222	$1,308	$814
Weighted average common shares outstanding—basic	1,351	1,355	1,353	1,358
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	1	3	2	4
Weighted average common shares outstanding—diluted	1,352	1,358	1,355	1,362
Diluted earnings per share	$0.47	$0.16	$0.97	$0.60
(1)
For the three and nine months ended September 30, 2019 and 2018, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.